Loss per share	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Loss per share	s per share

For the three and six months ended June 30,	2023	2022	2023	2022
	In millions
Total net loss	$(35.2)	$(28.1)	$(74.6)	$(38.2)
Weighted average number of common shares	177.2	168.6	176.7	168.4
Basic and diluted loss per common share	$(0.20)	$(0.17)	$(0.42)	$(0.23)